Significant Accounting Policies	Nov. 18, 2019
Accounting Policies [Abstract]
Significant Accounting Policies
NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
General
The Companies make certain estimates and assumptions in preparing their Consolidated Financial Statements in accordance with GAAP. These estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues, expenses and cash flows for the periods presented. Actual results may differ from those estimates.
The Companies’ Consolidated Financial Statements include, after eliminating intercompany transactions and balances, their accounts, those of their respective majority-owned subsidiaries and non-wholly-owned
entities in which they have a controlling financial
interest.
For certain partnership structures, income is allocated based on the liquidation value of the underlying contractual arrangements. At December

31, 2018, Dominion Energy owns 50% of the voting interests in Four Brothers and Three Cedars and has a controlling financial interest over the entities through its rights to control operations. In August 2018, NRG’s ownership interest in Four Brothers and Three Cedars was transferred to GIP. GIP’s ownership interest in Four Brothers and Three Cedars, Terra Nova Renewable Partners’ 33% interest in certain of Dominion Energy’s merchant solar projects and the non-Dominion Energy held interest in Dominion Energy Midstream (through January 2019), is reflected as noncontrolling interest in Dominion Energy’s Consolidated Financial Statements.
Terra Nova Renewable Partners has a future option to buy all or a portion of Dominion Energy’s remaining 67%
ownership in certain merchant projects upon the occurrence of certain events, none of which are expected to occur in 2019. As a result of the Dominion Energy Gas Restructuring, the public’s ownership interest in Dominion Energy Midstream (through January 2019), is also reflected as noncontrolling interest in Dominion Energy Gas’ Consolidated Financial Statements.
The Companies report certain contracts, instruments and investments at fair value. See Note 6 for further information on fair value measurements.
The Companies consider acquisitions or dispositions in which substantially all of the fair value of the gross assets acquired or disposed of is concentrated into a single identifiable asset or group of similar identifiable assets to be an acquisition or a disposition of an asset, rather than a business. See Notes 3 and 10 for further information on such transactions.
Dominion Energy maintains pension and other postretirement benefit plans. Virginia Power and Dominion Energy Gas participate in certain of these plans. See Note 21 for further information on these plans.
Certain amounts in the Companies’ 2017 and 2016 Consolidated Financial Statements and Notes have been reclassified to conform to the 2018 presentation for comparative purposes; however, such reclassifications did not affect the Companies’ net income, total assets, liabilities, equity or cash flows.
Amounts disclosed for Dominion Energy are inclusive of Virginia Power and/or Dominion Energy Gas, where applicable.
Operating Revenue
Operating revenue is recorded on the basis of services rendered, commodities delivered or contracts settled and includes amounts yet to be billed to customers. Dominion Energy and Virginia Power collect sales, consumption and consumer utility taxes and Dominion Energy Gas collects sales taxes; however, these amounts are excluded from revenue. Dominion Energy’s customer receivables at December 31, 2018 and 2017 included $626 million and $661 million, respectively, of accrued unbilled revenue based on estimated amounts of electricity and natural gas delivered but not yet billed to its utility customers. Virginia Power’s customer receivables at December 31, 2018 and 2017 included $392 million and $400 million, respectively, of accrued unbilled revenue based on estimated amounts of electricity delivered but not yet billed to its customers. Dominion Energy Gas’ customer receivables at December 31, 2018 and 2017 included $101 million and $85 million, respectively, of accrued unbilled revenue based on estimated amounts of natural gas delivered but not yet billed to its customers. See Note 24 for amounts attributable to related parties.
The primary types of sales and service activities reported as operating revenue for Dominion Energy, subsequent to the adoption of revised guidance for revenue recognition from contracts with customers, are as follows:
Revenue from Contracts with Customers
●	Regulated electric sales consist primarily of state-regulated retail electric sales, and federally-regulated wholesale electric sales and electric transmission services;
●	Nonregulated electric sales consist primarily of sales of electricity at market-based rates and contracted fixed rates, and associated hedging activity;
●	Regulated gas sales consist primarily of state-regulated natural gas sales and related distribution services;
●
Nonregulated gas sales
consist primarily of sales of natural gas production at market-based rates and contracted fixed prices, sales of gas purchased from third parties and associated hedging activity;

●
Regulated gas transportation and storage sales
consist of FERC-regulated sales of transmission and storage services and state-regulated gas distribution charges to retail distribution service customers opting for alternate suppliers and sales of gathering services;

●	Nonregulated gas transportation and storage sales consist primarily of LNG terminalling services;
●	Other regulated revenue consists primarily of miscellaneous service revenue from electric and gas distribution operations and sales of excess electric capacity and other commodities; and
●
Other nonregulated revenue
consists primarily of NGL gathering and processing, sales of NGL production and condensate, extracted products and associated hedging activity. Other nonregulated revenue also includes services performed for Atlantic Coast Pipeline, sales of energy-related products and services from Dominion Energy’s retail energy marketing operations, service concession arrangements and gas processing and handling revenue.

Other Revenue
●	Other revenue consists primarily of alternative revenue programs, gains and losses from derivative instruments not subject to hedge accounting and lease revenues.
The primary types of sales and service activities reported as operating revenue for Dominion Energy, prior to the adoption of revised guidance for revenue recognition from contracts with customers, were as follows:
●	Regulated electric sales consisted primarily of state-regulated retail electric sales, and federally-regulated wholesale electric sales and electric transmission services;
●	Nonregulated electric sales consisted primarily of sales of electricity at market-based rates and contracted fixed rates, and associated derivative activity;
●	Regulated gas sales consisted primarily of state- and FERC-regulated natural gas sales and related distribution services and associated derivative activity;
●
Nonregulated gas sales
consisted primarily of sales of natural gas production at market-based rates and contracted fixed prices, sales of gas purchased from third parties, gas trading and marketing revenue and associated derivative activity;

●
Gas transportation and storage sales
consisted primarily of FERC-regulated sales of transmission and storage services. Also included were state-regulated gas distribution charges to retail distribution service customers opting for alternate suppliers and sales of gathering services; and

●
Other revenue
consisted primarily of sales of NGL production and condensate, extracted products and associated derivative activity. Other revenue also included miscellaneous service revenue from electric and gas distribution operations, sales of energy-related products and services from Dominion Energy’s retail energy marketing operations and gas processing and handling revenue.

The primary types of sales and service activities reported as operating revenue for Virginia Power, subsequent to the adoption of revised guidance for revenue recognition from contracts with customers, are as follows:
Revenue from Contracts with Customers
●	Regulated electric sales consist primarily of state-regulated retail electric sales and federally-regulated wholesale electric sales and electric transmission services;
●	Other regulated revenue consists primarily of sales of excess capacity and other commodities and miscellaneous service revenue from electric distribution operations; and
●
Other nonregulated revenue
consists primarily of sales to
non-jurisdictional
customers from certain solar facilities, revenue from renting space on certain electric transmission poles and distribution towers and service concession arrangements.

Other Revenue
●	Other revenue consists primarily of alternative revenue programs, gains and losses from derivative instruments not subject to hedge accounting and lease revenues.
The primary types of sales and service activities reported as operating revenue for Virginia Power, prior to the adoption of revised guidance for revenue recognition from contracts with customers, were as follows:
●	Regulated electric sales consisted primarily of state-regulated retail electric sales, and federally-regulated wholesale electric sales and electric transmission services; and
●
Other revenue
consisted primarily of miscellaneous service revenue from electric distribution operations and miscellaneous revenue from generation operations, including sales of capacity and other commodities.

The primary types of sales and service activities reported as operating revenue for Dominion Energy Gas, subsequent to the adoption of revised guidance for revenue recognition from contracts with customers, are as follows:
Revenue from Contracts with Customers
●	Regulated gas sales - wholesale consist primarily of sales of natural gas to wholesale customers as permitted by FERC under DETI’s operating tariff;
●	Nonregulated gas sales consist primarily of sales of gas purchased from third parties and royalty revenues;
●	Regulated gas transportation and storage sales consist of FERC-regulated sales of transmission and storage services;
●	Nonregulated gas transportation and storage sales consist primarily of LNG terminalling services
●	Management service revenue consists primarily of services performed for Atlantic Coast Pipeline;
●	Other regulated revenue consists primarily of miscellaneous regulated revenues; and
●	Other nonregulated revenue consists primarily of miscellaneous service revenue.
Other Revenue
●	Other revenue consists primarily of gains and losses from derivative instruments not subject to hedge accounting.
The primary types of sales and service activities reported as operating revenue for Dominion Energy Gas, prior to the adoption of revised guidance for revenue recognition from contracts with customers, were as follows:
●	Regulated gas sales consisted primarily of sales of natural gas to wholesale customers as permitted by FERC under DETI’s operating tariff;
●
Nonregulated gas sales
consisted primarily of sales of natural gas production at market-based rates and contracted fixed prices and sales of gas purchased from third parties. Revenue from sales of gas production was recognized based on actual volumes of gas sold to purchasers and was reported net of royalties;

●	Gas transportation and storage sales consisted primarily of FERC-regulated sales of transmission and storage services; and
●	Other revenue consisted primarily of miscellaneous service revenue, gas processing and handling revenue.
Operating revenue for East Ohio and DGP consists primarily of state-regulated natural gas sales and related distribution services, state-regulated gas distribution charges to retail distribution service customers opting for alternate suppliers and sales of NGL gathering and processing activities, and is included in net income from discontinued operations in Dominion Energy Gas’ Consolidated Statements of Income.
Dominion Energy and Virginia Power record refunds to customers as required by state commissions as a reduction to regulated electric sales or regulated gas sales, as applicable. Dominion Energy and Virginia Power’s revenue accounted for under the alternative revenue program guidance primarily consists of the equity return for under-recovery of certain riders. Alternative revenue programs compensate Dominion Energy and Virginia Power for certain projects and initiatives. Revenues arising from these programs are presented separately from revenue arising from contracts with customers in the categories above.
Revenues from electric and gas sales are recognized over time, as the customers of the Companies consume gas and electricity as it is delivered. Transportation and storage contracts are primarily stand-ready service contracts that include fixed reservation and variable usage fees. LNG terminalling services are also stand-ready service contracts, primarily consisting of fixed fees, offset by service credits associated with the start-up
phase of the Liquefaction Project. Fixed fees are recognized ratably over the life of the contract as the stand-ready performance obligation is satisfied, while variable usage fees are recognized when Dominion Energy and Dominion Energy Gas have a right to consideration from a customer in an amount that corresponds directly with the value to the customer of the performance obligation completed to date. Sales of products and services, including NGLs, typically transfer control and are recognized as revenue upon delivery of the product or service. The customer is able to direct the use of, and obtain substantially all of the benefits from, the product at the time the product is delivered. The contract with the customer states the final terms of the sale, including the description, quantity and price of each product or service purchased. Payment for most sales and services varies by contract type, but is typically due within a month of billing.
Dominion Energy and Dominion Energy Gas typically receive or retain NGLs and natural gas from customers when providing natural gas processing, transportation or storage services. The revised guidance for revenue from contracts with customers requires entities to include the fair value of the noncash consideration in the transaction price. Therefore, subsequent to the adoption of the revised guidance for revenue recognition from contracts with customers, Dominion Energy and Dominion Energy Gas record the fair value of NGLs received during natural gas processing as service revenue recognized over time, and continue to recognize revenue from the subsequent sale of the NGLs to customers upon delivery. Dominion Energy and Dominion Energy Gas typically retain natural gas under certain transportation service arrangements that are intended to facilitate performance of the service and allow for natural losses that occur. As the intent of the allowance is to enable fulfillment of the contract rather than to provide compensation for services, the fuel allowance is not included in revenue.
Electric Fuel, Purchased Energy and Purchased
Gas-Deferred
Costs
Where permitted by regulatory authorities, the differences between Dominion Energy and Virginia Power’s actual electric fuel and purchased energy expenses and Dominion Energy and Dominion Energy Gas’ purchased gas expenses and the related levels of recovery for these expenses in current rates are deferred and matched against recoveries in future periods. The deferral of costs in excess of current period fuel rate recovery is recognized as a regulatory asset, while rate recovery in excess of current period fuel expenses is recognized as a regulatory liability.
Of the cost of fuel used in electric generation and energy purchases to serve utility customers, at December 31, 2018, approximately 84% is subject to deferred fuel accounting, while substantially all of the remaining amount is subject to recovery through similar mechanisms.
Virtually all of East Ohio, Questar Gas, Hope and SCE&G and PSNC’s, following the SCANA Combination, natural gas purchases are either subject to deferral accounting or are recovered from the customer in the same accounting period as the sale.
Income Taxes
A consolidated federal income tax return is filed for Dominion Energy and its subsidiaries, including Virginia Power and Dominion Energy Gas’ subsidiaries. In addition, where applicable, combined income tax returns for Dominion Energy and its subsidiaries are filed in various states; otherwise, separate state income tax returns are filed.
Although Dominion Energy Gas is disregarded for income tax purposes, a provision for income taxes is recognized to reflect the inclusion of its business activities in the tax returns of its parent, Dominion Energy. Virginia Power and Dominion Energy Gas participate in intercompany tax sharing agreements with Dominion Energy and its subsidiaries. Current income taxes are based on taxable income or loss and credits determined on a separate company basis.
Under the agreements, if a subsidiary incurs a tax loss or earns a credit, recognition of current income tax benefits is limited to refunds of prior year taxes obtained by the carryback of the net operating loss or credit or to the extent the tax loss or credit is absorbed by the taxable income of other Dominion Energy consolidated group members. Otherwise, the net operating loss or credit is carried forward and is recognized as a deferred tax asset until realized.
The 2017 Tax Reform Act included a broad range of tax reform provisions affecting the Companies, including changes in corporate tax rates and business deductions. The 2017 Tax Reform Act reduces the corporate income tax rate from 35% to 21% for tax years beginning after December 31, 2017. Deferred tax assets and liabilities are classified as noncurrent in the Consolidated Balance Sheets and measured at the enacted tax rate expected to apply when temporary differences are realized or settled. Thus, at the date of enactment, federal deferred taxes were remeasured based upon the new 21% tax rate. The total effect of tax rate changes on deferred tax balances was recorded as a component of the income tax provision related to continuing operations for the period in which the law is enacted, even if the assets and liabilities relate to other components of the financial statements, such as items of accumulated other comprehensive income. For Dominion Energy subsidiaries that are not rate-regulated utilities, existing deferred income tax assets or liabilities were adjusted for the reduction in the corporate income tax rate and allocated to continuing operations. Dominion Energy’s rate-regulated utility subsidiaries likewise were required to adjust deferred income tax assets and liabilities for the change in income tax rates. However, if it is probable that the effect of the change in income tax rates will be recovered or refunded in future rates, the regulated utility recorded a regulatory asset or liability instead of an increase or decrease to deferred income tax expense.
Accounting for income taxes involves an asset and liability approach. Deferred income tax assets and liabilities are provided, representing future effects on income taxes for temporary differences between the bases of assets and liabilities for financial reporting and tax purposes. Accordingly, deferred taxes are recognized for the future consequences of different treatments used for the reporting of transactions in financial accounting and income tax returns. The Companies establish a valuation allowance when it is more-likely-
than-not
that all, or a portion, of a deferred tax asset will not be realized. Where the treatment of temporary differences is different for rate-regulated operations, a regulatory asset is recognized if it is probable that future revenues will be provided for the payment of deferred tax liabilities.
The Companies recognize positions taken, or expected to be taken, in income tax returns that are more-likely-than-not
to be realized, assuming that the position will be examined by tax authorities with full knowledge of all relevant information.
If it is not
more-likely-than-not
that a tax position, or some portion thereof, will be sustained, the related tax benefits are not recognized in the financial statements. Unrecognized tax benefits may result in an increase in income taxes payable, a reduction of income tax refunds receivable or changes in deferred taxes. Also, when uncertainty about the deductibility of an amount is limited to the timing of such deductibility, the increase in income taxes payable (or reduction in tax refunds receivable) is accompanied by a decrease in deferred tax liabilities. Except when such amounts are presented net with amounts receivable from or amounts prepaid to tax authorities, noncurrent income taxes payable related to unrecognized tax benefits are classified in other deferred credits and other liabilities on the Consolidated Balance Sheets and current payables are included in accrued interest, payroll and taxes on the Consolidated Balance Sheets.
The Companies recognize interest on underpayments and overpayments of income taxes in interest expense and other income, respectively. Penalties are also recognized in other income.
Interest for the Companies was immaterial in 2018 and 2016. Dominion Energy and Virginia Power both recognized interest income of $11 million in 2017. Dominion Energy Gas’ interest was immaterial in 2017. Dominion Energy, Virginia Power and Dominion Energy Gas’ penalties were immaterial in 2018, 2017 and 2016.
At December 31, 2018, Virginia Power had an income
tax-related
affiliated receivable of $36 million, comprised of $
34
 million of federal income taxes and $2 million of state income taxes due from Dominion Energy. Dominion Energy Gas also had a net affiliated receivable of $271 million due from Dominion Energy, representing
$
277 million of federal income taxes receivable and $6 million of state income taxes payable to Dominion Energy. The net affiliated receivables are expected to be received from Dominion Energy.
In addition, Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2018 included $15 million of state income taxes receivable. State income taxes receivable at Virginia Power were immaterial at December 31, 2018.
At December 31, 2017, Virginia Power had an income
tax-related
affiliated payable of $16 million, comprised of $16 million of federal income taxes due to Dominion Energy. Dominion Energy Gas also had an affiliated payable of $52 million due to Dominion Energy, representing $46 million of federal income taxes and $6 million of state income taxes. In total, $11 million of these affiliated payables were paid to Dominion Energy.
In addition, Virginia Power’s Consolidated Balance Sheet at December 31, 2017 included $1 million of noncurrent federal income taxes receivable, less than $1 million of state income taxes receivable and $1 million of noncurrent state income taxes receivable. Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2017 included $14 million of state income taxes receivable.
Investment tax credits are recognized by nonregulated operations in the year qualifying property is placed in service. For regulated operations, investment tax credits are deferred and amortized over the service lives of the properties giving rise to the credits. Production tax credits are recognized as energy is generated and sold.
Cash, Restricted Cash and Equivalents
Cash, restricted cash and equivalents include cash on hand, cash in banks and temporary investments purchased with an original maturity of three months or less.
Current banking arrangements generally do not require checks to be funded until they are presented for payment. The following table illustrates the checks outstanding but not yet presented for payment and recorded in accounts payable for the Companies:

At December 31,	2018	2017
(millions)
Dominion Energy	$35	$30
Virginia Power	16	17
Dominion Energy Gas	7	6
Restricted Cash and Equivalents
The Companies hold restricted cash and equivalent balances that primarily consist of amounts held for customer deposits, future debt payments on SBL Holdco and Dominion Solar Projects III, Inc.’s term loan agreements and on Eagle Solar’s senior note agreement.
The following table provides a reconciliation of the total cash, restricted cash and equivalents reported within the Companies’ Consolidated Balance Sheets to the corresponding amounts reported within the Companies’ Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016:

	Cash, Restricted Cash and Equivalents at End/Beginning of Year
	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015

(millions)

Dominion Energy

Cash and cash equivalents	$268	$120	$261	$607

Restricted cash and equivalents (1)	123	65	61	25

Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows	$391	$185	$322	$632

Virginia Power

Cash and cash equivalents	$29	$14	$11	$18

Restricted cash and equivalents (1)	9	10	—	—

Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows	$38	$24	$11	$18

Dominion Energy Gas

Cash and cash equivalents (2)	$108	$18	$76	$57

Restricted cash and equivalents (1)	90	39	45	14

Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows	$198	$57	$121	$71

(1)	Restricted cash and equivalent balances are presented within other current assets in the Companies’ Consolidated Balance Sheets.
(2)
At December 31, 2015, 2016, 2017 and 2018, Dominion Energy Gas had $5 million, $14 million, $3 million and $9 million of cash and cash equivalents included in current assets of discontinued operations, respectively.

Distributions from Equity Method Investees
Dominion Energy and Dominion Energy Gas each hold investments that are accounted for under the equity method of accounting. Dominion Energy and Dominion Energy Gas classify distributions from equity method investees as either cash flows from operating activities or cash flows from investing activities in the Consolidated Statements of Cash Flows according to the nature of the distribution. Distributions received are classified on the basis of the nature of the activity of the investee that generated the distribution as either a return on investment (classified as cash flows from operating activities) or a return of an investment (classified as cash flows from investing activities) when such information is available to Dominion Energy and Dominion Energy Gas.
Derivative Instruments
The Companies are exposed to the impact of market fluctuations in the price of electricity, natural gas and other energy-related products they market and purchase, as well as interest rate and foreign currency exchange rate risks of their business operations. Dominion Energy uses derivative instruments such as physical and financial forwards, futures, swaps, options and FTRs to manage the commodity, interest rate and foreign currency exchange rate risks of its business operations. Virginia Power uses derivative instruments such as physical and financial forwards, futures, swaps, options and FTRs to manage commodity and interest rate risks. Dominion Energy Gas uses derivative instruments such as physical and financial forwards, futures and swaps to manage commodity, interest rate and foreign currency exchange rate risks.
All derivatives, except those for which an exception applies, are required to be reported in the Consolidated Balance Sheets at fair value. Derivative contracts representing unrealized gain positions and purchased options are reported as derivative assets. Derivative contracts representing unrealized losses and options sold are reported as derivative liabilities. One of the exceptions to fair value accounting, normal purchases and normal sales, may be elected when the contract satisfies certain criteria, including a requirement that physical delivery of the underlying commodity is probable. Expenses and revenues resulting from deliveries under normal purchase contracts and normal sales contracts, respectively, are included in earnings at the time of contract performance.
The Companies do not offset amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement. Dominion Energy had margin assets of $95 million and $92 million associated with cash collateral at December 31, 2018 and 2017, respectively. Dominion Energy’s margin liabilities associated with cash collateral were less than $
1
 million at December 31, 2018 and 2017. Virginia Power had margin assets of $23 million associated with cash collateral at December 31, 2017. Virginia Power had no margin assets associated with cash collateral at December 31, 2018 and no margin liabilities associated with cash collateral at December 31, 2018 and 2017. Dominion Energy Gas had no margin assets or liabilities associated with cash collateral at December 31, 2018 and 2017. See Note 7 for further information about derivatives.
To manage price risk, the Companies hold certain derivative instruments that are not designated as hedges for accounting purposes. However, to the extent the Companies do not hold offsetting positions for such derivatives, they believe these instruments represent economic hedges that mitigate their exposure to fluctuations in commodity prices. All income statement activity, including amounts realized upon settlement, is presented in operating revenue, operating expenses, interest and related charges or other income based on the nature of the underlying risk.
Changes in the fair value of derivative instruments result in the recognition of regulatory assets or regulatory liabilities for jurisdictions subject to cost-based rate regulation. Realized gains or losses on the derivative instruments are generally recognized when the related transactions impact earnings.
Derivative Instruments Designated as Hedging Instruments
In accordance with accounting guidance pertaining to derivatives and hedge accounting, the Companies designate a portion of their derivative instruments as either cash flow or fair value hedges for accounting purposes. For derivative instruments that are accounted for as fair value hedges or cash flow hedges, the cash flows from the derivatives and from the related hedged items are classified in operating cash flows.
Cash Flow Hedges
-A majority of the Companies’ hedge strategies represents cash flow hedges of the variable price risk associated with the purchase and sale of electricity, natural gas and NGLs. The Companies also use interest rate swaps to hedge their exposure to variable interest rates on long-term debt as well as foreign currency swaps to hedge their exposure to interest payments denominated in Euros. For transactions in which the Companies are hedging the variability of cash flows, changes in the fair value of the derivatives are reported in AOCI, to the extent they are effective at offsetting changes in the hedged item. Any derivative gains or losses reported in AOCI are reclassified to earnings when the forecasted item is included in earnings, or earlier, if it becomes probable that the forecasted transaction will not occur. For cash flow hedge transactions, hedge accounting is discontinued if the occurrence of the forecasted transaction is no longer probable.
Dominion Energy entered into interest rate derivative instruments to hedge its forecasted interest payments related to planned debt issuances in 2014. These interest rate derivatives were designated by Dominion Energy as cash flow hedges prior to the formation of Dominion Energy Gas. For the purposes of the Dominion Energy Gas financial statements, the derivative balances, AOCI balance, and any income statement impact related to these interest rate derivative instruments entered into by Dominion Energy have been, and will continue to be, included in the Dominion Energy Gas’ Consolidated Financial Statements as the forecasted interest payments related to the debt issuances now occur at Dominion Energy Gas.
Fair Value Hedges
-Dominion Energy has also designated interest rate swaps as fair value hedges on certain fixed rate long-term debt to manage interest rate exposure. In addition, Dominion Energy has used fair value hedges to mitigate the fixed price exposure inherent in commodity inventory. For fair value hedge transactions, changes in the fair value of the derivative are generally offset currently in earnings by the recognition of changes in the hedged item’s fair value. Hedge accounting is discontinued if the hedged item no longer qualifies for hedge accounting. See Note 6 for further information about fair value measurements and associated valuation methods for derivatives. See Note 7 for further information on derivatives.
Property, Plant and Equipment
Property, plant and equipment is recorded at lower of original cost or fair value, if impaired. Capitalized costs include labor, materials and other direct and indirect costs such as asset retirement costs, capitalized interest and, for certain operations subject to cost-of-service
rate regulation, AFUDC and overhead costs. The cost of repairs and maintenance, including minor additions and replacements, is generally charged to expense as it is incurred.
In 2018, 2017 and 2016, Dominion Energy capitalized interest costs and AFUDC to property, plant and equipment of $134 million, $236 million and $159 million, respectively. In 2018, 2017 and 2016, Virginia Power capitalized AFUDC to property, plant and equipment of $56 million, $37 million and $21 million, respectively. In 2018, 2017 and 2016, Dominion Energy Gas capitalized AFUDC to property, plant and equipment of $25 million, $34 million and $13 million, respectively.
Under Virginia law, certain Virginia jurisdictional projects qualify for current recovery of AFUDC through rate adjustment clauses. AFUDC on these projects is calculated and recorded as a regulatory asset and is not capitalized to property, plant and equipment. In 2018, 2017 and 2016, Virginia Power recorded $4 million, $22 million and $31 million of AFUDC related to these projects, respectively.
For property subject to
cost-of-service
rate regulation, including Dominion Energy and Virginia Power electric distribution, electric transmission and generation property, Dominion Energy Gas natural gas distribution and transmission property, and for certain Dominion Energy natural gas property, the undepreciated cost of such property, less salvage value, is generally charged to accumulated depreciation at retirement. Cost of removal collections from utility customers not representing AROs are recorded as regulatory liabilities. For property subject to cost-of-service
rate regulation that will be abandoned significantly before the end of its useful life, the net carrying value is reclassified from plant-in-service
when it becomes probable it will be abandoned. In January 2019, Virginia Power committed to a plan to retire certain automated meter reading infrastructure associated with its electric operations before the end of its useful life and replace such equipment with more current AMI technology. As a result, Virginia Power expects to incur a charge of approximately $190 million ($141 million after-tax)
in 2019.
For property that is not subject to
cost-of-service
rate regulation, including nonutility property, cost of removal not associated with AROs is charged to expense as incurred. The Companies also record gains and losses upon retirement based upon the difference between the proceeds received, if any, and the property’s net book value at the retirement date.
Depreciation of property, plant and equipment is computed on the straight-line method based on projected service lives. The Companies’ average composite depreciation rates on utility property, plant and equipment are as follows:

Year Ended December 31,	2018	2017	2016
(percent)
Dominion Energy
Generation	2.71	2.94	2.83
Transmission	2.54	2.55	2.47
Distribution	2.97	3.00	3.02
Storage	2.40	2.48	2.29
Gas gathering and processing	2.62	2.21	2.66
General and other	4.56	4.89	4.12
Virginia Power
Generation	2.71	2.94	2.83
Transmission	2.52	2.54	2.36
Distribution	3.31	3.32	3.32
General and other	4.52	4.68	3.49
Dominion Energy Gas
Transmission	2.66	2.67	2.68
Distribution	2.41	2.56	2.42
Storage	2.42	2.51	2.26
Gas gathering and processing	3.19	2.00	2.56
General and other	3.90	5.00	6.37

In the second quarter of 2018, Virginia Power recorded an adjustment for the retroactive application of depreciation rates for regulated nuclear plants to comply with Virginia Commission requirements. This adjustment resulted in a decrease of $60 million ($
44
 million
after-tax)
in depreciation expense in Virginia Power’s Consolidated Statements of Income for the year ended December 31, 2018. This resulted in an increase to Dominion Energy’s EPS of $0.07 per share for the year ended December 31, 2018. This revision is expected to decrease annual depreciation expense by approximately $30 million ($23 million after-tax).
In the first quarter of 2017, Virginia Power revised the depreciation rates for its assets to reflect the results of a new depreciation study. This change resulted in an increase in annual depreciation expense of $40 million ($25 million after-tax)
for 2017. Additionally, Dominion Energy revised the depreciable lives for its merchant generation assets, excluding Millstone, which resulted in a decrease in annual depreciation expense of $26 million ($16 million after-tax)
for 2017.
Capitalized costs of development wells and leaseholds are amortized on a field-by-field
basis using the
unit-of-production
method and the estimated proved developed or total proved gas and oil reserves, at a rate of $1.89 and $2.11 per mcfe in 2018 and 2017, respectively.
Dominion Energy’s nonutility property, plant and equipment is depreciated using the straight-line method over the following estimated useful lives
:

Asset	Estimated Useful Lives

Merchant generation-nuclear	44 years
Merchant generation-other	15-30 years
Nonutility gas gathering and processing	3-50 years
LNG facility	40 years
General and other	5-59 years

Depreciation and amortization related to Virginia Power and Dominion Energy Gas’ nonutility property, plant and equipment and exploration and production properties was immaterial for the years ended December 31, 2018, 2017 and 2016, except for Dominion Energy Gas’ nonutility LNG facility which is depreciated using the straight-line method over an estimated useful life of
40 years
.
Nuclear fuel used in electric generation is amortized over its estimated service life on a units-of-production
basis. Dominion Energy and Virginia Power report the amortization of nuclear fuel in electric fuel and other energy-related purchases expense in their Consolidated Statements of Income and in depreciation and amortization in their Consolidated Statements of Cash Flows.
Long-Lived and Intangible Assets
The Companies perform an evaluation for impairment whenever events or changes in circumstances indicate that the carrying amount of long-lived assets or intangible assets with finite lives may not be recoverable. A long-lived or intangible asset is written down to fair value if the sum of its expected future undiscounted cash flows is less than its carrying amount. Intangible assets with finite lives are amortized over their estimated useful lives. See Note 6 for further discussion on the impairment of long-lived assets.
Regulatory Assets and Liabilities
The accounting for Dominion Energy and Dominion Energy Gas’ regulated gas and Dominion Energy and Virginia Power’s regulated electric operations differs from the accounting for nonregulated operations in that they are required to reflect the effect of rate regulation in their Consolidated Financial Statements. For regulated businesses subject to federal or state cost-of-service
rate regulation, regulatory practices that assign costs to accounting periods may differ from accounting methods generally applied by nonregulated companies. When it is probable that regulators will permit the recovery of current costs through future rates charged to customers, these costs that otherwise would be expensed by nonregulated companies are deferred as regulatory assets. Likewise, regulatory liabilities are recognized when it is probable that regulators will require customer refunds through future rates or when revenue is collected from customers for expenditures that have yet to be incurred. Generally, regulatory assets and liabilities are amortized into income over the period authorized by the regulator.
The Companies evaluate whether or not recovery of their regulatory assets through future rates is probable and make various assumptions in their analyses. The expectations of future recovery are generally based on orders issued by regulatory commissions, legislation or historical experience, as well as discussions with applicable regulatory authorities and legal counsel. If recovery of a regulatory asset is determined to be less than probable, it will be written off in the period such assessment is made.
Asset Retirement Obligations
The Companies recognize AROs at fair value as incurred or when sufficient information becomes available to determine a reasonable estimate of the fair value of future retirement activities to be performed, for which a legal obligation exists. These amounts are generally capitalized as costs of the related tangible long-lived assets. Since relevant market information is not available, fair value is estimated using discounted cash flow analyses. Quarterly, the Companies assess their AROs to determine if circumstances indicate that estimates of the amounts or timing of future cash flows associated with retirement activities have changed. AROs are adjusted when significant changes in the amounts or timing of future cash flows are identified. Dominion Energy and Dominion Energy Gas report accretion of AROs and depreciation on asset retirement costs associated with their natural gas pipeline and storage well assets as an adjustment to the related regulatory liabilities when revenue is recoverable from customers for AROs. Dominion Energy, following the SCANA Combination, and Virginia Power report accretion of AROs and depreciation on asset retirement costs associated with decommissioning its nuclear power stations as an adjustment to the regulatory liability for certain jurisdictions. Additionally, Dominion Energy and Virginia Power report accretion of AROs and depreciation on asset retirement costs associated with certain rider and prospective rider projects as an adjustment to the regulatory asset for certain jurisdictions. Accretion of all other AROs and depreciation of all other asset retirement costs are reported in other operations and maintenance expense and depreciation expense, respectively, in the Consolidated Statements of Income.
Debt Issuance Costs
The Companies defer and amortize debt issuance costs and debt premiums or discounts over the expected lives of the respective debt issues, considering maturity dates and, if applicable, redemption rights held by others. Deferred debt issuance costs are recorded as a reduction in long-term debt in the Consolidated Balance Sheets. Amortization of the issuance costs is reported as interest expense. Unamortized costs associated with redemptions of debt securities prior to stated maturity dates are generally recognized and recorded in interest expense immediately. As permitted by regulatory authorities, gains or losses resulting from the refinancing of debt allocable to utility operations subject to cost-based rate regulation are deferred and amortized.
Investments
Debt and Equity Securities with Readily Determinable Fair Values
Dominion Energy accounts for and classifies investments in debt securities as trading or available-for-sale
securities. Virginia Power classifies investments in debt securities as available-for-sale
securities.
●
Debt securities classified as trading securities
include securities held by Dominion Energy in rabbi trusts associated with certain deferred compensation plans. These securities are reported in other investments in the Consolidated Balance Sheets at fair value with net realized and unrealized gains and losses included in other income in the Consolidated Statements of Income.

●
Debt securities classified as available-for-sale securities
include all other debt securities, primarily comprised of securities held in the nuclear decommissioning trusts. These investments are reported at fair value in nuclear decommissioning trust funds in the Consolidated Balance Sheets. Net realized and unrealized gains and losses (including any other-than-temporary impairments) on investments held in Virginia Power’s nuclear decommissioning trusts are recorded to a regulatory liability for certain jurisdictions subject to cost-based regulation. For all other available-for-sale
debt securities, including those held in Dominion Energy’s merchant generation nuclear decommissioning trusts, net realized gains and losses (including any other-than-temporary impairments) are included in other income and unrealized gains and losses are reported as a component of AOCI, after-tax.

In determining realized gains and losses for debt securities, the cost basis of the security is based on the specific identification method.
Equity securities with readily determinable fair values include securities held by Dominion Energy in rabbi trusts associated with certain deferred compensation plans and securities held by Dominion Energy and Virginia Power in the nuclear decommissioning trusts. Dominion Energy and Virginia Power record all equity securities with a readily determinable fair value, or for which they are permitted to estimate fair value using NAV (or its equivalent), at fair value in nuclear decommissioning trust funds and other investments in the Consolidated Balance Sheets. However, Dominion Energy and Virginia Power may elect a measurement alternative for equity securities without a readily determinable fair value. Under the measurement alternative, equity securities are reported at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. Dominion Energy and Virginia Power qualitatively assess equity securities reported using the measurement alternative to determine whether an investment is impaired on an ongoing basis. Net realized and unrealized gains and losses on equity securities held in Virginia Power’s nuclear decommissioning trusts are recorded to a regulatory liability for certain jurisdictions subject to cost-based regulation. For all other equity securities, including those held in Dominion Energy’s merchant generation nuclear decommissioning trusts and rabbi trusts, net realized and unrealized gains and losses are included in other income in the Consolidated Statements of Income.
Equity Securities without Readily Determinable Fair Values
The Companies account for illiquid and privately held securities without readily determinable fair values under either the equity method or cost method. Equity securities without readily determinable fair values include:
●
Equity method investments
when the Companies have the ability to exercise significant influence, but not control, over the investee. Dominion Energy’s investments are included in investments in equity method affiliates and Dominion Energy Gas’ investments are included in investment in equity method investments their Consolidated Balance Sheets. Dominion Energy and Dominion Energy Gas record equity method adjustments in other income and earnings from equity method investee, respectively, in their Consolidated Statements of Income, including their proportionate share of investee income or loss, gains or losses resulting from investee capital transactions, amortization of certain differences between the carrying value and the equity in the net assets of the investee at the date of investment and other adjustments required by the equity method.

●
Cost method investments
when Dominion Energy and Virginia Power do not have the ability to exercise significant influence over the investee. Dominion Energy and Virginia Power’s investments are included in other investments and nuclear decommissioning trust funds. Cost method investments are reported at cost less impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer.

Other-Than-Temporary Impairment
The Companies periodically review their investments in debt securities and equity method investments to determine whether a decline in fair value should be considered other-than-temporary. If a decline in the fair value of any security is determined to be other-than-temporary, the security is written down to its fair value at the end of the reporting period.
Decommissioning Trust Investments —Special Considerations for Debt Securities
●	The recognition provisions of other-than-temporary impairment guidance apply only to debt securities classified as available-for-sale or held-to-maturity.

●	Using information obtained from their nuclear decommissioning trust fixed-income investment managers, Dominion Energy and Virginia Power record in earnings any unrealized loss for a debt security when the manager intends to sell the debt security or it is more-likely-than-not
that the manager will have to sell the debt security before recovery of its fair value up to its cost basis. If that is not the case, but the debt security is deemed to have experienced a credit loss, Dominion Energy and Virginia Power record the credit loss in earnings and any remaining portion of the unrealized loss in AOCI. Credit losses are evaluated primarily by considering the credit ratings of the issuer, prior instances of non-performance
by the issuer and other factors.

Inventories
Materials and supplies and fossil fuel inventories are valued primarily using the weighted-average cost method. Stored gas inventory is valued using the weighted-average cost method, except for East Ohio gas distribution operations, which are valued using the LIFO method. Under the LIFO method, current stored gas inventory was valued at $12 million and $9 million at December 31, 2018 and December 31, 2017, respectively. Based on the average price of gas purchased during 2018 and 2017, the cost of replacing the current portion of stored gas inventory exceeded the amount stated on a LIFO basis by $87 million and $79 million, respectively. As a result of the Dominion Energy Gas Restructuring, East Ohio’s stored gas inventory is reported in current assets of discontinued operations in the Consolidated Balance Sheets.
Gas Imbalances
Natural gas imbalances occur when the physical amount of natural gas delivered from, or received by, a pipeline system or storage facility differs from the contractual amount of natural gas delivered or received. Dominion Energy and Dominion Energy Gas value these imbalances due to, or from, shippers and operators at an appropriate index price at period end, subject to the terms of its tariff for regulated entities. Imbalances are primarily settled in-kind.
Imbalances due to Dominion Energy from other parties are reported in other current assets and imbalances that Dominion Energy and Dominion Energy Gas owe to other parties are reported in other current liabilities in the Consolidated Balance Sheets.
Goodwill
Dominion Energy and Dominion Energy Gas evaluate goodwill for impairment annually as of April 1 and whenever an event occurs or circumstances change in the interim that would more-likely-than-not
reduce the fair value of a reporting unit below its carrying amount.
New Accounting Standards
R
evenue
R
ecognition
In May 2014, the FASB issued revised accounting guidance for revenue recognition from contracts with customers. The Companies adopted this revised accounting guidance for interim and annual reporting periods beginning January 1, 2018 using the modified retrospective method. Upon the adoption of the standard, Dominion Energy and Dominion Energy Gas recorded the cumulative-effect of a change in accounting principle of $3 million to retained earnings and membership interests, respectively, and to establish a contract asset related to changes in the timing of revenue recognition for three
existing contracts with customers at DETI.
As a result of adopting this revised accounting guidance, Dominion Energy record
s
offsetting operating revenue and other energy-related purchases for non-cash
consideration of performing processing and fractionation services related to NGLs. Such amount at Dominion Energy w as
 $107 million, recorded in the Consolidated Statements of Income for the year ended December 31, 2018.
No
such amounts were recorded during the year ended December 31, 2017. Dominion Energy and Dominion Energy Gas no longer record offsetting operating revenue and purchased gas for fuel retained to offset costs on certain transportation and storage arrangements. Such amounts at Dominion Energy were $111 million and at Dominion Energy Gas were $71 million, recorded in the Consolidated Statements of Income for the year ended December 31, 2017.
Financial Instruments
In January 2016, the FASB issued revised accounting guidance for the recognition, measurement, presentation and disclosure of financial instruments. The guidance became effective for the Companies’ interim and annual reporting periods beginning January 1, 2018 and the Companies adopted the standard using the modified retrospective method. Upon adoption of this guidance for equity securities held at January 1, 2018, Dominion Energy and Virginia Power recorded the cumulative-effect of a change in accounting principle to reclassify net unrealized gains from AOCI to retained earnings and to recognize equity securities previously categorized as cost method investments at fair value (using NAV) in nuclear decommissioning trust funds in the Consolidated Balance Sheets and a cumulative-effect adjustment to retained earnings. Dominion Energy and Virginia Power reclassified approximately $1.1 billion ($734 million after-tax)
and $119 million ($73 million
after-tax),
respectively, of net unrealized gains from AOCI to retained earnings. Dominion Energy and Virginia Power also recorded approximately $36 million ($22 million after-tax)
in net unrealized gains on equity securities previously classified as cost method investments, of which $3 million was recorded to retained earnings and $33 million was recorded to regulatory liabilities for net unrealized gains subject to cost-based regulation. As a result of adopting this revised accounting guidance, Dominion Energy recorded unrealized losses on equity securities, net of regulatory deferrals, of $190 million ($142 million after-tax)
in other income in the Consolidated Statements of Income for the year ended December 31, 2018,

resulting in an $0.22 loss per share for the year ended December 31, 2018. Virginia Power recorded unrealized losses on equity securities, net of regulatory deferrals, of $24 million ($18 million after-tax)
in other income in the Consolidated Statements of Income for the year ended December 31, 2018.
Leases
In February 2016, the FASB issued revised accounting guidance for the recognition, measurement, presentation and disclosure of leasing arrangements. The update requires that a liability and corresponding right-of-use
asset are recorded on the balance sheet for all leases, including those leases currently classified as operating leases, while also refining the definition of a lease. In addition lessees will be required to disclose key information about the amount, timing, and uncertainty of cash flows arising from leasing arrangements. Lessor accounting remains largely unchanged.
The guidance is effective for the Companies’ interim and annual reporting periods beginning January 1, 2019. The Companies will adopt this revised accounting guidance using a modified retrospective approach, which requires lessees and lessors to recognize and measure leases at the date of adoption. Under this approach, the Companies are permitted to utilize the transition practical expedient to maintain historical presentation for periods before January 1, 2019. The Companies will apply the other practical expedients, which would require no reassessment of whether existing contracts are or contain leases, no reassessment of lease classification for existing leases and no reassessment of existing or expired land easements that were not previously accounted for as leases. Dominion Energy, Virginia Power and Dominion Energy Gas anticipate that the adoption of this guidance will result in approximately $450 million to $500 million, $200 million to $250 million and $60 million to $70 million, respectively, of offsetting right-of-use
assets and liabilities added to their Consolidated Balance Sheets for operating leases in effect at the adoption date. Dominion Energy’s anticipated right-of-use
asset and liability associated with operating leases includes those acquired as part of the SCANA Combination of approximately $30 million to $35 million. No material changes are expected to the Companies’ results of operations.
Derecognition and Partial Sales of Nonfinancial Assets
In February 2017, the FASB issued revised accounting guidance clarifying the scope of asset derecognition guidance and accounting for partial sales of nonfinancial assets. The guidance became effective for the Companies’ interim and annual reporting periods beginning January 1, 2018, and the Companies adopted the standard using the modified retrospective method. Upon adoption of the standard, Dominion Energy recorded the cumulative-effect of a change in accounting principle to reclassify $127 million from noncontrolling interests to common stock related to the sale of a noncontrolling interest in certain merchant solar projects completed in December 2015 and January 2016.
Net Periodic Pension and Other Postretirement Benefit Costs
In March 2017, the FASB issued revised accounting guidance for the presentation of net periodic pension and other postretirement benefit costs. This guidance became effective for the Companies beginning January 1, 2018 and requires that the service cost component of net periodic pension and other postretirement benefit costs be classified in the same line item as other compensation costs arising from services rendered by employees, while all other components of net periodic pension and other postretirement costs are classified outside of income from operations. In addition, only the service cost component remains eligible for capitalization during construction. These changes do not impact the accounting by participants in a multi-employer plan. The standard also recognizes that in the event that a regulator continues to require capitalization of all net periodic benefit costs prospectively, the difference would result in recognition of a regulatory asset or liability. For costs not capitalized for which regulators are expected to provide recovery, a regulatory asset will be established. As such, the amounts eligible for capitalization in the Consolidated Financial Statements of Virginia Power and Dominion Energy Gas, as subsidiary participants in Dominion Energy’s multi-employer plans, will differ from the amounts eligible for capitalization in the Consolidated Financial Statements of Dominion Energy, the plan administrator. These differences will result in a regulatory asset or liability recorded in the Consolidated Financial Statements of Dominion Energy.
Tax Reform
In December 2017, the staff of the SEC issued guidance which clarifies accounting for income taxes if information is not yet available or complete and provided for up to a one-year
measurement period in which to complete the required analyses and accounting. The guidance described three scenarios associated with a company’s status of accounting for income tax reform: (1) a company is complete with its accounting for certain effects of tax reform, (2) a company is able to determine a reasonable estimate for certain effects of tax reform and records that estimate as a provisional amount, or (3) a company is not able to determine a reasonable estimate and therefore continues to apply accounting for income taxes based on the provisions of the tax laws that were in effect immediately prior to the 2017 Tax Reform Act being enacted. The Companies have accounted for the effects of the 2017 Tax Reform Act, although additional changes could occur as guidance is issued and finalized as described below. In addition, certain states in which the Companies operate may or may not conform to some or all of the provisions of the 2017 Tax Reform Act. Ultimate resolution or clarification of these matters may result in favorable or unfavorable impacts to results of operations and cash flows, and adjustments to tax-related
assets and liabilities, and could be material.
In August 2018, the U.S. Department of Treasury issued proposed regulations addressing the availability of federal bonus depreciation for the period beginning after September 27, 2017 through December 31, 2017. The application of these changes decreased Dominion Energy’s net operating loss carryforward utilization on its 2017 tax return as discussed in Note 5.
In November 2018, the U.S. Department of Treasury issued proposed regulations defining interest as any amounts associated with the time value of money or use of funds. These proposed regulations provide guidance for purposes of the exception to the interest limitation for regulated public utilities, the application of the interest limitation to consolidated groups, such as Dominion Energy, and the interest limitation with respect to partnerships and partners in those partnerships. It is unclear when the guidance may be finalized, or whether that guidance could result in a disallowance of a portion of the Companies’ interest deductions in the future.
In February 2018, the FASB issued revised accounting guidance to provide clarification on the application of the 2017 Tax Reform Act for balances recorded within AOCI. The revised guidance provides for stranded amounts within AOCI from the impacts of the 2017 Tax Reform Act to be reclassified to retained earnings. The Companies adopted this guidance for interim and annual reporting periods beginning January 1, 2018 on a prospective basis. In connection with the adoption of this guidance, Dominion Energy reclassified a benefit of $289 million from AOCI to retained earnings, Virginia Power reclassified a benefit of $
3
 million from AOCI to retained earnings and Dominion Energy Gas reclassified a benefit of $26 million from AOCI to membership interests. The amounts reclassified reflect the reduction in the federal income tax rate, and the federal benefit of state income taxes, on the components of the Companies’ AOCI.